UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, D.C.  20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment	[ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		DAFNA Capital Management, LLC
Address:	10990 Wilshire Boulevard, Suite 1400
		Los Angeles, CA 90024

13F File Number:	28-12327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Nathan Fischel
Title:	CEO & CCO
Phone:	(310) 954-3200
Signature, Place, and Date of Signing:


Nathan Fischel, MD, CFA		Los Angeles, CA		May 12, 2010

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number         Name

28 -
    ----------------------   ---------------------------------------
 [Repeat as necessary.]


SEC 1685 (3-01)     Persons  who  respond  to  the   collection  of  information
                    contained in this form are not required to respond unless the form displays a currently valid OMB control number.

	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	1

Form 13F Information Table Entry Total:	39

Form 13F Information Table Value Total:	$45,654
                                        ---------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.      Form 13F File Number    Name

      1        28 - 12328               Nathan Fischel
      -------       ------------------  --------------------------------
      [Repeat as necessary.]

--------------------------------- -------- ---------- -------- --------------------- ------------------- -------------------------
          Column 1                 Column   Column    Column           Column         Column    Column            Column 8
                                      2        3         4                5              6         7
--------------------------------- -------- ---------- -------- --------------------- ------------------- -------------------------
                                                                                                              Voting Authority
--------------------------------- -------- ---------- -------- --------------------- ---------- -------- -------------------------
                                   TITLE
                                    OF                 VALUE      SHRS OR   SH/  PUT/ INVESTMENT  OTHER
      NAME OF ISSUER               CLASS     CUSIP    (x$1000)    PRN AMT   PRN  CALL DISCRETION MANAGERS   SOLE    SHARED   NONE
--------------------------------- -------- ---------- -------- ------------ ---- ---- ---------- -------- --------- ------- -------

AETERNA ZENTARIS INC		  COM	   007975204	1841      1600840    SH		Sole		  1600840
ALLOS THERAPEUTICS INC	          COM      019777101	 308	    50300    SH		Sole		    50300
ARADIGM CORPORATION	    	  COM	   038505301	  48	   433407    SH 	Sole		   433407
AVANIR PHARMACEUTICALS		  COM	   05348P401	 514	   200000    SH		Sole		   200000
BIOSPECIFICS TECHNOLOGIES CORP    COM      090931106	1642        82600    SH		Sole                82600
BOVIE MEDICAL CORPORATION	  COM	   10211F100     405 	   136023    SH		Sole		   136023
CARDIAC SCIENCE CORPORATION	  COM	   14141A108	  47	    47603    SH		Sole	  	    47603
CARDIOME PHARMA CORP	          COM	   14159U202	1341	   164595    SH		Sole		   164595
CARDIONET INC	                  COM	   14159L103	1629	   297300    SH		Sole		   297300
CARDIOVASCULAR SYSTEMS INC	  COM	   141619106	 397	    88716    SH		Sole		    88716
COMBIMATRIX CORPORATION	          *W	   20009T113	   7	    23266    SH		Sole		    23266
CONCEPTUS INC	                  COM	   206016107	 324	    20772    SH		Sole		    20772
CYPRESS BIOSCIENCES INC	          COM	   232674507	  51	    22200    SH		Sole		    22200
CYTOKINETICS INC	          COM	   23282W100	5178	  2184901    SH		Sole		  2184901
EPICEPT CORPORATION	          COM	   294264304	 400	   392638    SH		Sole		   392638
GILEAD SCIENCES INC	          COM	   375558103	1733	    50540    SH		Sole		    50540
GIVEN IMAGING LTD	          COM	   M52020100	1172	    75053    SH		Sole		    75053
HANSEN MEDICAL INC	          COM	   411307101	3323	  1560252    SH		Sole		  1560252
IDENIX PHARMACEUTICALS INC	  COM	   45166R204	 500	    99933    SH		Sole		    99933
INSULET CORPORATION	          COM	   45784P101	2509	   166681    SH		Sole		   166681
ISIS PHARMACEUTICALS INC	  COM	   464330109	5052	   527946    SH		Sole		   527946
JOHNSON & JOHNSON	          COM	   478160104	2326	    39392    SH		Sole		    39392
KERYX BIOPHARMACEUTICALS INC	  COM	   492515101	 122	    33425    SH		Sole		    33425
MASIMO CORP	                  COM	   574795100	 893	    37500    SH		Sole		    37500
MERGE TECHNOLOGIES INC	          COM	   589499102	 389	   132800    SH		Sole		   132800
MICRUS ENDOVASCULAR	          COM	   59518V102	1586	    76289    SH		Sole		    76289
ONYX PHARMACEUTICALS INC	  COM	   683399109	  60 	     2800    SH		Sole		     2800
PHOTOMEDEX INC	                  COM	   719358301	 508	    97589    SH		Sole		    97589
PLURISTEM THERAPEUTICS	          COM	   72940R102	 257 	   223214    SH		Sole		   223214
POZEN INC	                  COM	   73941U102	 836	   119321    SH		Sole		   119321
PROLOR BIOTECH INC	          COM	   74344F106	 733 	   106383    SH		Sole		   106383
PROTALIX BIOTHERAPEUTICS INC	  COM	   74365A101	 385	    63000    SH		Sole		    63000
RIGEL PHARMACEUTICALS INC	  COM      766559603	1460	   202800    SH		Sole   	           202800
SOLIGENIX INC	                  COM	   834223109	 418 	  1707317    SH		Sole		  1707317
SONOSITE INC	                  COM	   83568G104	3367	   124200    SH		Sole		   124200
STEREOTAXIS INC	                  COM	   85916J102	 496	   149800    SH		Sole		   149800
TARGACEPT INC	                  COM	   87611R306	1975	   102191    SH		Sole		   102191
THERAGENICS CORP	          COM	   883375107	 208	   181151    SH		Sole		   181151
TRANS1 INC	                  COM	   89385X105	1213	   464764    SH		Sole		   464764






